Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee does not have a formal written policy guiding the timing of equity grants. All equity grants were made after formal Board approval.
Award Timing Method	The Compensation Committee does not have a formal written policy guiding the timing of equity grants. All equity grants were made after formal Board approval.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not have a formal written policy guiding the timing of equity grants. All equity grants were made after formal Board approval.
MNPI Disclosure Timed for Compensation Value	false